Employee Benefits Obligations - Schedule of Benefits Obligations (Details)	Mar. 31, 2025	Mar. 31, 2024
Males [Member] | Bottom of Range [Member] | Longetivity at age of 65 for current members aged above 45 [Member]
Longevity at age of 65 for current members aged above 45
Employee longevity percentage	0.258%	0.258%
Males [Member] | Bottom of Range [Member] | Longetivity at age of 65 for current members aged upto 45 [Member]
Longevity at age of 65 for current members aged above 45
Employee longevity percentage	0.092%	0.092%
Males [Member] | Top of Range [Member] | Longetivity at age of 65 for current members aged above 45 [Member]
Longevity at age of 65 for current members aged above 45
Employee longevity percentage	2.406%	2.406%
Males [Member] | Top of Range [Member] | Longetivity at age of 65 for current members aged upto 45 [Member]
Longevity at age of 65 for current members aged above 45
Employee longevity percentage	0.168%	0.168%
Females [Member] | Bottom of Range [Member] | Longetivity at age of 65 for current members aged above 45 [Member]
Longevity at age of 65 for current members aged above 45
Employee longevity percentage	0.258%	0.258%
Females [Member] | Bottom of Range [Member] | Longetivity at age of 65 for current members aged upto 45 [Member]
Longevity at age of 65 for current members aged above 45
Employee longevity percentage	0.092%	0.092%
Females [Member] | Top of Range [Member] | Longetivity at age of 65 for current members aged above 45 [Member]
Longevity at age of 65 for current members aged above 45
Employee longevity percentage	2.406%	2.406%
Females [Member] | Top of Range [Member] | Longetivity at age of 65 for current members aged upto 45 [Member]
Longevity at age of 65 for current members aged above 45
Employee longevity percentage	0.168%	0.168%